Note 3 - Recent Accounting Guidance	12 Months Ended
Sep. 30, 2016
Notes to Financial Statements
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
NOTE
3.
NEW ACCOUNTING GUIDANCE

In
July
2013,
the Financial Accounting Standards Board ("FASB") issued ASU
2013
-
11,
Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. The update requires the netting of unrecognized tax benefits against a deferred tax asset for the loss or other carryforward that would apply in settlement of the uncertain tax positions. The new guidance was effective for the Company beginning
October
1,
2014.
The adoption did not have any impact on the Company’s financial statements.

In
April
2014,
the FASB issued ASU
2014
-
8,
which changes the requirement for reporting discontinued operations. A disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has, or will have, a major effect on an entity's operations and financial results. ASU
2014
-
08,
which is to be applied prospectively to all new disposals of components and new classifications as held for sale, became effective in annual periods beginning on or after
December
15,
2014
and interim periods within those annual periods with early adoption allowed. The Company adopted ASU
2014
-
08
on
October
1,
2015,
which did not have any impact on its financial statements.

In
May
2014,
the FASB issued an accounting standard update on revenue recognition. The new guidance creates a single, principle - based model for revenue recognition and expands and improves disclosures about revenue. The new guidance is effective for the Company beginning
October
1,
2018,
and must be adopted using either a full retrospective approach for all periods presented in the period of adoption or a modified retrospective approach. The Company is currently evaluating the potential impact of this standard on its financial statements.

In
June
2014,
the FASB issued ASU
2014
-
12,
Compensation - Stock Compensation (Topic
718),
which requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. ASU
2014
-
12
will become effective for the Company beginning
October
1,
2016
and early adoption is permitted. The Company does not anticipate that the adoption of ASU
2014
-
08
will have a material impact on its financial statements.

In
February
2015,
the FASB issued ASU
2015
-
02,
"Amendments to the Consolidation Analysis", which is effective for fiscal years and interim periods within those years, beginning after
December
15,
2015.
Early adoption is permitted. ASU
2015
-
02
amends the assessment whether a limited partnership is a variable interest entity; the effect that fees paid to a decision maker have on the consolidation analysis; how variable interests held by a reporting entity's related parties or de facto agents affect its consolidation conclusion; and for entities other than limited partnerships, clarifies how to determine whether the equity holders as a group have power over an entity. In fiscal year
2015,
the Company early adopted ASU
2015
-
02
(see Note
2,
"Summary of Significant Accounting Policies" - Variable Interest Entities).

In
February
2016,
the FASB issued ASU
2016
-
02,
Leases (Topic
842),
which supersedes the existing guidance for lease accounting, Leases (Topic
840).
ASU
2016
-
02
requires lessees to recognize leases on their balance sheets, and leaves lessor accounting largely unchanged. The amendments in this ASU are effective for the Company beginning
October
1,
2019
and interim periods within those fiscal years. Early application is permitted for all entities. ASU
2016
-
02
requires a modified retrospective approach for all leases existing at, or entered into after, the date of initial application, with an option to elect to use certain transition relief. The Company is currently assessing the impact that the adoption of ASU
2016
-
02
will have on its financial statements.

In
March
2016,
the FASB issued ASU
2016
-
09,
“Compensation - Stock Compensation (Topic
718):
Improvements to Employee Share - Based Payment Accounting”. ASU
2016
-
09
simplifies several aspects of the accounting for employee share - based payment transactions, including the accounting for income taxes, forfeitures and statutory tax withholding requirements, as well as classification in the statement of cash flows. ASU
2016
-
09
is effective for the Company beginning
October
1,
2017
for both interim and annual reporting periods. The Company is currently assessing the impact that the adoption of ASU
2016
-
09
will have on its financial statements.

In
August
2016,
the FASB issued ASU
2016
-
15,
“Statement of Cash Flows (Topic
230)
- Classification of Certain Cash Receipts and Cash Payments”. ASU
2016
-
15
reduces the diversity of how certain cash receipts and cash payments are presented and classified in the statement of cash flows under Topic
230,
Statement of Cash Flows, and other Topics. The standard is effective for financial statements issued for annual periods beginning after
December
15,
2017,
and interim periods within those annual periods. Early adoption is permitted. The ASU should be applied retrospectively to all periods presented. The Company does not anticipate that the adoption of ASU
2016
-
15
will have a material impact on its financial statements.